Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFITS EXPENSE.
Summary of Employee Expenses

	For the years ended December 31,
	2025	2024	2023
Employee Benefits Expense	ThUS$	ThUS$	ThUS$
Wages and salaries	(144,872)	(153,511)	(174,809)
Post-employment benefit obligations expense	(1,608)	(1,748)	(1,731)
Social security and other contributions	(15,136)	(15,335)	(17,944)
Other employee expenses (*)	(13,945)	(3,116)	(11,238)
Total Employee Benefits Expenses	(175,561)	(173,710)	(205,722)

(*) The increase compared to the previous period corresponds to an early retirement incentive plan for employees, amounting to ThUS$13,309. In addition, for 2023, an amount of ThUS$4,405 was included for restructuring expenses and provisions.